Directors and key management compensation - Directors (Details) € in Millions	12 Months Ended
	Mar. 31, 2021 EUR (€) director	Mar. 31, 2020 EUR (€) director	Mar. 31, 2019 EUR (€) director
Directors and key management compensation
Salaries and fees	€ 4	€ 4	€ 4
Incentive schemes	3	2	2
Other benefits	0	1
Total	€ 7	€ 7	€ 6
Number of directors made gain on exercise of share options before tax | director	0	0	0